                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Quarter Ended: 6/30/01
                              -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd
                 -----------------------------------
                 PO Box 220
                 -----------------------------------
                 Rockland, DE  19732
                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:
/s/Elizabeth Kirker                Rockland, DE        7/23/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:                    64
                                                           --------------------

Form 13F Information Table Value Total:                   $246,820,587
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                          QUARTER ENDING JUNE 30, 2001

COMMON STOCK                          CLASS             CUSIP                          VALUE       QUANTITY       DISCRETION
APW, Inc                              Common          G04397108                         27,405         2,700            X
Aeroflex                              Common          007768104                      2,159,336       205,651            X
Artesyn Technologies, Inc.            Common          043127109                      2,094,096       162,331            X
Atmel Inc                             Common           49513104                      5,095,038       377,690            X
Avocent Corporation                   Common          053893103                        100,100         4,400            X
Bell Microproducts                    Common          078137106                         49,036         4,100            X
Benchmark Electronics                 Common          08160H101                      3,236,348       132,855            X
Buca Inc.                             Common          117769109                      2,727,994       125,425            X
Carbo Ceramics, Inc                   Common          140781105                      3,536,237        95,445            X
Career Education Corp                 Common          141665109                      7,737,283       129,170            X
Caremark RX, Inc                      Common          141705103                     10,658,120       647,910            X
Concord Camera                        Common          206156101                         82,895        14,050            X
Convergys Corp                        Common          212485106                      4,157,409       137,435            X
Cost Plus, Inc.                       Common          221485105                      7,482,555       249,418            X
EMS Technology                        Common          26873n108                      4,251,548       278,790            X
ESS Technology, Inc                   Common          269151106                      5,463,664       515,440            X
Extended Stay America                 Common          30224p101                      5,043,225       336,215            X
FEI Company                           Common          30241L109                      4,963,050       121,050            X
FMC Corp New                          Common          302491303                          6,856           100            X
Flextronics International             Common          Y2573F102                      3,385,318       129,656            X
HS Resources                          Common          404297103                      5,475,276        84,495            X
Haemonetics Corp                      Common          405024100                      4,161,115       136,430            X
Hal Kinion & Associates               Common          406069104                        817,687       101,450            X
Hydril Company                        Common          448774109                      6,102,929       268,025            X
ICT Group, Inc                        Common          44929Y101                      2,690,284       166,375            X
Impath                                Common          45255G101                      4,647,070       104,900            X
Insight Enterprises                   Common          45765u103                      5,870,715       239,621            X
JDA Software                          Common          46612K108                      8,229,840       495,475            X
Jabil Circuit                         Common          466313103                      4,540,617       147,136            X
Jones Apparel                         Common          480074103                      3,834,907        88,771            X
Kenneth Cole Productions              Common          193294105                      3,115,069       154,594            X
Measurement Specialties, Inc.         Common          583421102                      3,364,656       200,875            X
Mercury Computer                      Common          589378108                      7,685,370       155,260            X
Metasolve                             Common          591393103                         93,574        11,800            X
Mettler Toledo International Inc.     Common          592688105                      4,703,697       108,756            X
Microchip Technology Inc.             Common          595017104                      4,057,433       121,371            X
Microsemi                             Common          595137100                      8,883,875       125,125            X
Mobile Mini                           Common          60740F105                     10,481,605       317,817            X
Moldflow Corp.                        Common          608507109                      1,177,709        76,425            X
Monolithic System Technologies Inc    Common          609842109                      1,393,129       126,075            X
Network Associates                    Common          640938106                        100,845         8,100            X
OSCA, Inc.                            Common          687836106                      6,291,421       303,640            X
Option Care                           Common          683948103                      6,264,908       412,165            X
Orasure Technologies                  Common          68554v108                      7,371,688       589,735            X
Performance Technologies              Common          71376k102                      3,642,975       242,865            X
Planar Systems, Inc                   Common          726900103                      7,031,591       271,490            X
Plato Learning, Inc                   Common          727644100                      2,610,633        84,350            X
Plexus Corp                           Common          729132100                      2,354,715        71,355            X
Pride International, Inc              Common          741932407                      4,684,450       246,550            X
Priority Healthcare                   Common          74264T102                      4,219,800       149,215            X
Prosoft Training.com                  Common          7434T1101                          7,875         6,300            X

QRS Corp                              Common          74726X105                      4,890,609       294,615            X
Retalix                               Common          m8215w109                      3,871,419       260,176            X
SPX Corp.                             Common          784635104                      7,268,577        58,065            X
Skywest, Inc.                         Common          830879102                      4,156,600       148,450            X
Spectrum Corp                         Common          847615101                         42,018         7,050            X
Spinnaker Exploration Co.             Common          84855W109                      2,902,406        72,815            X
Symmetricom                           Common          871543104                      5,877,814       401,490            X
Syncor International Corp             Common          87157J106                      4,517,475       145,725            X
The Children's Place                  Common          168905107                      3,816,990       142,425            X
Transwitch Corp                       Common          894065101                      1,241,570       112,870            X
USINTERNETWORKING                     Common          917311805                            270           225            X
Viasource Communications              Common          92553W107                          1,248         2,400            X
Zoll Medical Corp                     Common          989922109                         68,625         2,500            X
===================================================================================================================================
                             64                                                    246,820,587